Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–63.97%
Aerospace & Defense–1.64%
RTX Corp.	118,836	$8,552,627
Textron, Inc.	119,467	9,335,151
		17,887,778
Air Freight & Logistics–0.82%
FedEx Corp.	33,897	8,979,993
Apparel Retail–0.66%
TJX Cos., Inc. (The)	81,324	7,228,077
Application Software–0.64%
Salesforce, Inc.(b)	34,274	6,950,082
Asset Management & Custody Banks–1.00%
KKR & Co., Inc., Class A	178,204	10,977,366
Automobile Manufacturers–0.88%
General Motors Co.	291,800	9,620,646
Broadline Retail–1.13%
Amazon.com, Inc.(b)	97,340	12,373,861
Building Products–1.18%
Johnson Controls International PLC	241,683	12,859,952
Cable & Satellite–1.53%
Charter Communications, Inc., Class A(b)	21,545	9,475,922
Comcast Corp., Class A	162,733	7,215,581
		16,691,503
Casinos & Gaming–0.64%
Las Vegas Sands Corp.	152,409	6,986,429
Communications Equipment–1.25%
Cisco Systems, Inc.	254,329	13,672,727
Consumer Finance–0.61%
American Express Co.	44,548	6,646,116
Distillers & Vintners–0.75%
Diageo PLC (United Kingdom)	223,182	8,230,691
Distributors–0.69%
Genuine Parts Co.	52,238	7,542,122
Diversified Banks–4.78%
Bank of America Corp.	658,408	18,027,211
PNC Financial Services Group, Inc. (The)	66,554	8,170,834
Wells Fargo & Co.	637,658	26,054,706
		52,252,751
Electric Utilities–1.72%
American Electric Power Co., Inc.	88,436	6,652,156
Exelon Corp.	171,396	6,477,055
FirstEnergy Corp.	166,566	5,693,226
		18,822,437
Shares		Value
Electrical Components & Equipment–0.64%
Emerson Electric Co.	72,537	$7,004,898
Electronic Manufacturing Services–0.56%
TE Connectivity Ltd.	49,198	6,077,429
Fertilizers & Agricultural Chemicals–0.50%
Corteva, Inc.	106,003	5,423,113
Food Distributors–1.35%
Sysco Corp.	127,549	8,424,611
US Foods Holding Corp.(b)	159,097	6,316,151
		14,740,762
Gold–0.46%
Barrick Gold Corp. (Canada)	343,442	4,997,081
Health Care Equipment–1.67%
GE HealthCare Technologies, Inc.	86,117	5,859,401
Medtronic PLC	158,144	12,392,164
		18,251,565
Health Care Facilities–0.43%
Universal Health Services, Inc., Class B	37,155	4,671,498
Health Care Services–1.95%
Cigna Group (The)	39,181	11,208,509
CVS Health Corp.	143,978	10,052,544
		21,261,053
Industrial Machinery & Supplies & Components–1.74%
Parker-Hannifin Corp.	33,392	13,006,852
Stanley Black & Decker, Inc.	71,677	5,990,764
		18,997,616
Insurance Brokers–1.02%
Willis Towers Watson PLC	53,229	11,122,732
Integrated Oil & Gas–3.50%
Chevron Corp.	35,241	5,942,337
Exxon Mobil Corp.	168,948	19,864,906
Shell PLC (Netherlands)	222,478	7,063,680
Suncor Energy, Inc. (Canada)	155,088	5,333,452
		38,204,375
Interactive Media & Services–2.34%
Alphabet, Inc., Class A(b)	129,040	16,886,174
Meta Platforms, Inc., Class A(b)	28,845	8,659,558
		25,545,732
Investment Banking & Brokerage–1.83%
Charles Schwab Corp. (The)	142,662	7,832,144
Goldman Sachs Group, Inc. (The)	37,502	12,134,522
		19,966,666
IT Consulting & Other Services–0.77%
Cognizant Technology Solutions Corp., Class A	124,464	8,431,191

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Managed Health Care–1.59%
Centene Corp.(b)	179,464	$12,361,480
Elevance Health, Inc.	11,598	5,050,001
		17,411,481
Movies & Entertainment–0.72%
Walt Disney Co. (The)(b)	97,035	7,864,687
Multi-line Insurance–1.36%
American International Group, Inc.	245,126	14,854,636
Oil & Gas Exploration & Production–2.77%
ConocoPhillips	170,253	20,396,310
Pioneer Natural Resources Co.	42,813	9,827,724
		30,224,034
Oil & Gas Refining & Marketing–0.72%
Phillips 66	65,766	7,901,785
Packaged Foods & Meats–0.73%
Kraft Heinz Co. (The)	238,739	8,031,180
Pharmaceuticals–5.10%
Bristol-Myers Squibb Co.	196,962	11,431,674
GSK PLC	345,367	6,243,435
Johnson & Johnson	92,369	14,386,472
Merck & Co., Inc.	74,645	7,684,703
Pfizer, Inc.	168,867	5,601,318
Sanofi	96,484	10,352,944
		55,700,546
Property & Casualty Insurance–0.60%
Allstate Corp. (The)	58,931	6,565,503
Rail Transportation–0.80%
CSX Corp.	282,747	8,694,470
Real Estate Services–1.63%
CBRE Group, Inc., Class A(b)	240,628	17,772,784
Regional Banks–0.48%
Citizens Financial Group, Inc.	195,212	5,231,682
Semiconductor Materials & Equipment–0.62%
Lam Research Corp.	10,752	6,739,031
Semiconductors–2.12%
Intel Corp.	270,054	9,600,420
Micron Technology, Inc.	96,813	6,586,188
NXP Semiconductors N.V. (China)	34,719	6,941,023
		23,127,631
Specialty Chemicals–0.69%
DuPont de Nemours, Inc.(c)	100,454	7,492,864
Systems Software–0.80%
Oracle Corp.	82,386	8,726,325
Tobacco–1.21%
Philip Morris International, Inc.	142,862	13,226,164
Trading Companies & Distributors–1.40%
Ferguson PLC	92,856	15,272,026
Shares		Value
Transaction & Payment Processing Services–0.94%
Fiserv, Inc.(b)	91,125	$10,293,480
Wireless Telecommunication Services–1.01%
T-Mobile US, Inc.(b)	78,862	11,044,623
Total Common Stocks & Other Equity Interests (Cost $553,088,969)		698,593,174
Principal Amount
U.S. Dollar Denominated Bonds & Notes–20.90%
Advertising–0.05%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$550,000	522,605
Aerospace & Defense–0.33%
Boeing Co. (The), 5.81%, 05/01/2050	1,625,000	1,472,852
Lockheed Martin Corp.,
3.55%, 01/15/2026	1,355,000	1,304,641
4.15%, 06/15/2053	643,000	508,123
RTX Corp., 4.45%, 11/16/2038	308,000	259,506
		3,545,122
Agricultural Products & Services–0.02%
Ingredion, Inc., 6.63%, 04/15/2037	232,000	232,695
Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034	402,000	375,495
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	168,035
		543,530
Alternative Carriers–0.49%
Liberty Latin America Ltd. (Puerto Rico), Conv., 2.00%, 07/15/2024	2,743,000	2,592,135
Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(d)	1,583,000	1,392,066
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	1,560,000	1,365,890
		5,350,091
Application Software–1.29%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(e)	5,339,000	5,056,033
Salesforce, Inc., 2.70%, 07/15/2041	1,413,000	957,849
Splunk, Inc., Conv., 1.13%, 06/15/2027	7,967,000	7,556,700
Workday, Inc., 3.50%, 04/01/2027(c)	528,000	492,862
		14,063,444
Asset Management & Custody Banks–0.55%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(d)	2,755,000	2,714,928
BlackRock, Inc., 4.75%, 05/25/2033	1,341,000	1,259,552
Brookfield Corp. (Canada), 4.00%, 01/15/2025	445,000	432,916
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	372,000	308,648
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	$1,364,000	$1,239,862
		5,955,906
Automobile Manufacturers–0.12%
General Motors Co., 6.60%, 04/01/2036	377,000	366,675
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	1,138,000	958,724
		1,325,399
Biotechnology–1.34%
AbbVie, Inc.,
4.50%, 05/14/2035	694,000	627,469
4.05%, 11/21/2039	1,322,000	1,082,210
4.85%, 06/15/2044	264,000	229,238
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	3,310,000	3,070,025
Amgen, Inc., 5.25%, 03/02/2025	725,000	719,747
Halozyme Therapeutics, Inc.,
Conv., 0.25%, 03/01/2027	4,655,000	3,951,164
1.00%, 08/15/2028	559,000	524,761
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	1,556,000	1,591,983
Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	1,875,000	2,800,312
		14,596,909
Brewers–0.23%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	959,000	879,542
4.90%, 02/01/2046	538,000	469,230
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	945,000	880,835
Molson Coors Beverage Co., 4.20%, 07/15/2046	377,000	283,883
		2,513,490
Broadcasting–0.03%
Paramount Global, 4.00%, 01/15/2026	367,000	347,600
Broadline Retail–0.15%
Amazon.com, Inc.,
4.80%, 12/05/2034	9,000	8,666
2.88%, 05/12/2041	2,306,000	1,630,775
		1,639,441
Cable & Satellite–1.25%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(e)	5,466,000	4,498,518
1.13%, 03/15/2028	2,850,000	2,134,650
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	550,000	537,614
Principal Amount		Value
Cable & Satellite–(continued)
Comcast Corp.,
3.15%, 03/01/2026(c)	$1,101,000	$1,045,811
4.15%, 10/15/2028	935,000	886,044
3.90%, 03/01/2038	756,000	618,122
2.89%, 11/01/2051	352,000	207,613
2.94%, 11/01/2056	265,000	150,732
Cox Communications, Inc., 2.95%, 10/01/2050(d)	202,000	111,635
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(d)(f)	3,270,000	3,422,055
		13,612,794
Commercial & Residential Mortgage Finance–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(d)	709,000	681,748
Commodity Chemicals–0.03%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	339,000	359,804
Computer & Electronics Retail–0.10%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	1,108,000	1,112,509
8.35%, 07/15/2046	4,000	4,680
		1,117,189
Consumer Finance–0.34%
American Express Co.,
3.38%, 05/03/2024	2,490,000	2,452,001
3.63%, 12/05/2024	324,000	315,468
General Motors Financial Co., Inc., 5.25%, 03/01/2026	480,000	469,097
Synchrony Financial, 3.95%, 12/01/2027	556,000	489,106
		3,725,672
Consumer Staples Merchandise Retail–0.16%
Dollar General Corp., 4.25%, 09/20/2024	1,810,000	1,779,373
Diversified Banks–1.18%
Bank of America Corp.,
3.25%, 10/21/2027	525,000	479,792
2.57%, 10/20/2032(g)	874,000	672,022
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(d)	700,000	692,631
Citigroup, Inc.,
4.00%, 08/05/2024	60,000	58,857
3.67%, 07/24/2028(g)	511,000	469,002
6.68%, 09/13/2043	741,000	737,896
5.30%, 05/06/2044	228,000	195,082
4.75%, 05/18/2046	356,000	278,984
HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(g)	1,775,000	1,701,426
JPMorgan Chase & Co.,
3.20%, 06/15/2026	394,000	370,617
3.51%, 01/23/2029(g)	1,058,000	960,232
4.26%, 02/22/2048(g)	489,000	380,968
3.90%, 01/23/2049(g)	1,058,000	768,367
Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(d)	200,000	198,112
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029	$689,000	$605,017
Societe Generale S.A. (France), 5.00%, 01/17/2024(d)	735,000	730,645
U.S. Bancorp, Series W, 3.10%, 04/27/2026(c)	2,097,000	1,949,586
Wells Fargo & Co.,
3.55%, 09/29/2025	626,000	598,561
4.10%, 06/03/2026	505,000	479,877
4.65%, 11/04/2044	647,000	503,835
		12,831,509
Diversified Financial Services–0.03%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	410,000	291,257
Diversified Metals & Mining–0.02%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	182,000	195,450
Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032	1,063,000	809,466
Drug Retail–0.07%
CVS Pass-Through Trust, 6.04%, 12/10/2028	404,242	400,084
Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	428,000	356,539
		756,623
Electric Utilities–1.34%
Constellation Energy Generation LLC, 6.50%, 10/01/2053	274,000	274,963
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	846,000	674,457
FirstEnergy Corp., Conv., 4.00%, 05/01/2026(d)	4,898,000	4,738,815
Georgia Power Co., Series B, 3.70%, 01/30/2050	350,000	246,004
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032(c)	1,227,000	977,416
NextEra Energy Capital Holdings, Inc.,
5.75%, 09/01/2025	1,450,000	1,446,402
3.55%, 05/01/2027	530,000	493,943
PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028(d)	4,929,000	4,510,035
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	46,874
Xcel Energy, Inc.,
0.50%, 10/15/2023	566,000	564,965
3.50%, 12/01/2049	964,000	630,508
		14,604,382
Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031	307,000	236,366
Financial Exchanges & Data–0.01%
Nasdaq, Inc., 5.95%, 08/15/2053	166,000	155,184
Principal Amount		Value
Health Care Equipment–0.51%
Becton, Dickinson and Co., 4.88%, 05/15/2044	$428,000	$343,522
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	4,244,000	3,891,748
Medtronic, Inc., 4.38%, 03/15/2035	249,000	225,718
Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(d)	1,157,000	1,100,146
		5,561,134
Health Care REITs–0.16%
Welltower OP LLC, Conv., 2.75%, 05/15/2028(d)	1,733,000	1,777,253
Health Care Services–0.14%
Cigna Group (The), 4.80%, 08/15/2038	307,000	270,665
CVS Health Corp., 3.38%, 08/12/2024(c)	361,000	353,175
Laboratory Corp. of America Holdings, 4.70%, 02/01/2045	263,000	214,605
NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	676,000	666,320
		1,504,765
Health Care Supplies–0.06%
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027(d)	598,000	696,311
Health Care Technology–0.09%
NextGen Healthcare, Inc., Conv., 3.75%, 11/15/2027(d)	851,000	954,737
Home Improvement Retail–0.03%
Lowe’s Cos., Inc., 4.25%, 04/01/2052(c)	497,000	367,001
Hotels, Resorts & Cruise Lines–0.39%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(e)	4,881,000	4,307,483
Industrial Conglomerates–0.12%
Honeywell International, Inc., 4.50%, 01/15/2034(c)	1,463,000	1,359,421
Industrial Machinery & Supplies & Components–0.26%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	3,157,000	2,847,614
Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	233,000	229,354
Integrated Oil & Gas–0.38%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	991,000	606,125
Chevron Corp., 2.95%, 05/16/2026	952,000	900,661
Exxon Mobil Corp.,
2.71%, 03/06/2025	549,000	528,975
3.04%, 03/01/2026	1,098,000	1,041,662
Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	1,098,000	1,061,093
		4,138,516
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Integrated Telecommunication Services–0.33%
AT&T, Inc.,
4.30%, 02/15/2030	$318,000	$289,672
3.50%, 09/15/2053	447,000	276,424
3.55%, 09/15/2055	157,000	96,207
3.80%, 12/01/2057	255,000	161,703
Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	750,000	603,315
5.21%, 03/08/2047	700,000	558,187
Verizon Communications, Inc.,
3.38%, 02/15/2025	1,284,000	1,242,872
3.40%, 03/22/2041	561,000	397,988
		3,626,368
Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	357,000	334,455
Interactive Media & Services–0.39%
Meta Platforms, Inc., 5.60%, 05/15/2053(c)	1,368,000	1,295,815
Snap, Inc., Conv., 0.75%, 08/01/2026	3,098,000	2,725,466
TripAdvisor, Inc., Conv., 0.25%, 04/01/2026	338,000	287,300
		4,308,581
Internet Services & Infrastructure–0.26%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	3,174,000	2,845,491
Investment Banking & Brokerage–1.67%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	529,000	509,909
2.91%, 07/21/2042(g)	323,000	208,894
GS Finance Corp.,
Series 0003, Conv., 0.50%, 04/11/2028	5,859,000	5,942,198
0.00%, 07/19/2029(d)(e)	5,880,000	5,521,320
1.00%, 07/30/2029	5,873,000	5,462,477
Morgan Stanley, 4.00%, 07/23/2025	654,000	632,541
		18,277,339
Life & Health Insurance–0.63%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	853,000	802,070
Athene Global Funding, 2.75%, 06/25/2024(d)	260,000	253,112
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,846,000	1,089,834
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(d)	2,184,000	1,947,407
Guardian Life Global Funding, 2.90%, 05/06/2024(d)	689,000	676,695
Jackson National Life Global Funding, 3.25%, 01/30/2024(d)	453,000	448,403
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	440,000	359,055
Pacific Life Global Funding II, 5.50%, 08/28/2026(d)	1,219,000	1,213,275
Principal Amount		Value
Life & Health Insurance–(continued)
Prudential Financial, Inc., 3.91%, 12/07/2047	$141,000	$102,482
		6,892,333
Life Sciences Tools & Services–0.18%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	2,055,000	1,959,765
Managed Health Care–0.04%
UnitedHealth Group, Inc., 3.50%, 08/15/2039	559,000	431,062
Movies & Entertainment–0.37%
Discovery Communications LLC, 4.90%, 03/11/2026	367,000	358,317
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	297,000	290,466
TWDC Enterprises 18 Corp., 3.00%, 02/13/2026	367,000	347,174
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025(c)	1,720,000	1,661,397
5.05%, 03/15/2042	835,000	646,243
5.14%, 03/15/2052	1,036,000	770,408
		4,074,005
Multi-line Insurance–0.05%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	887,000	558,029
Multi-Utilities–0.08%
NiSource, Inc., 4.38%, 05/15/2047	571,000	438,490
Sempra, 3.80%, 02/01/2038	559,000	435,041
		873,531
Oil & Gas Exploration & Production–0.29%
Cameron LNG LLC, 3.70%, 01/15/2039(d)	622,000	479,702
ConocoPhillips Co., 4.15%, 11/15/2034	230,000	200,229
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029(d)	2,005,000	2,486,781
		3,166,712
Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052	531,000	366,027
Oil & Gas Storage & Transportation–0.50%
Enbridge, Inc. (Canada), 5.97%, 03/08/2026	412,000	410,115
Energy Transfer L.P.,
4.90%, 03/15/2035	344,000	303,035
5.30%, 04/01/2044	587,000	478,459
5.00%, 05/15/2050	724,000	568,845
Enterprise Products Operating LLC,
6.45%, 09/01/2040	23,000	23,473
4.25%, 02/15/2048	696,000	545,826
Kinder Morgan, Inc.,
4.30%, 06/01/2025	878,000	855,755
5.30%, 12/01/2034	407,000	373,406
MPLX L.P., 4.50%, 04/15/2038	810,000	656,929
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Spectra Energy Partners L.P., 4.50%, 03/15/2045	$488,000	$371,239
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	181,204
Williams Cos., Inc. (The), 5.40%, 03/02/2026	658,000	653,107
		5,421,393
Other Specialized REITs–0.13%
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,423,485
Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	63,000	61,056
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041	223,000	214,674
Passenger Airlines–0.31%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	239,982	219,211
JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	1,732,000	1,347,669
Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	1,157,000	967,831
United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	236,133	232,995
Series 2014-2, Class A, 3.75%, 09/03/2026	291,607	273,073
Series 2018-1, Class AA, 3.50%, 03/01/2030	388,889	345,507
		3,386,286
Personal Care Products–0.06%
Kenvue, Inc., 5.05%, 03/22/2053(d)	714,000	649,227
Pharmaceuticals–0.45%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	915,892
Bristol-Myers Squibb Co., 4.13%, 06/15/2039	621,000	518,284
GlaxoSmithKline Capital, Inc. (United Kingdom), 6.38%, 05/15/2038	64,000	69,527
Haleon US Capital LLC, 4.00%, 03/24/2052	315,000	233,765
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	3,155,000	2,853,303
Zoetis, Inc., 4.70%, 02/01/2043	333,000	287,325
		4,878,096
Property & Casualty Insurance–0.14%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	282,567
Markel Group, Inc.,
5.00%, 03/30/2043	351,000	278,968
5.00%, 05/20/2049	497,000	411,494
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	605,000	518,682
		1,491,711
Principal Amount		Value
Rail Transportation–0.36%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	$399,000	$311,005
Norfolk Southern Corp.,
3.85%, 01/15/2024	1,405,000	1,396,681
3.40%, 11/01/2049	461,000	305,390
5.35%, 08/01/2054	467,000	427,099
Union Pacific Corp.,
3.65%, 02/15/2024	92,000	91,244
3.20%, 05/20/2041	1,018,000	734,322
4.15%, 01/15/2045	426,000	326,100
3.84%, 03/20/2060	519,000	364,854
		3,956,695
Reinsurance–0.04%
PartnerRe Finance B LLC, 3.70%, 07/02/2029(c)	500,000	443,681
Renewable Electricity–0.05%
Oglethorpe Power Corp., 4.55%, 06/01/2044	679,000	501,662
Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029	705,000	638,242
Retail REITs–0.19%
Kimco Realty OP LLC, 3.20%, 04/01/2032	1,500,000	1,208,419
Regency Centers L.P.,
2.95%, 09/15/2029	750,000	639,089
4.65%, 03/15/2049	256,000	195,934
		2,043,442
Self-Storage REITs–0.07%
Extra Space Storage L.P.,
3.50%, 07/01/2026	404,000	378,235
5.70%, 04/01/2028	368,000	364,033
		742,268
Semiconductors–0.87%
Broadcom, Inc., 3.47%, 04/15/2034(d)	640,000	502,923
Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,046,012
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	5,161,000	5,444,855
Micron Technology, Inc.,
4.66%, 02/15/2030	680,000	619,238
3.37%, 11/01/2041	179,000	118,060
Texas Instruments, Inc., 2.63%, 05/15/2024	215,000	211,022
Wolfspeed, Inc., Conv., 1.88%, 12/01/2029(d)	2,372,000	1,554,846
		9,496,956
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	127,389
Systems Software–0.23%
Microsoft Corp., 3.50%, 02/12/2035	404,000	352,936
Oracle Corp., 3.60%, 04/01/2040	965,000	697,650
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Systems Software–(continued)
VMware, Inc., 1.00%, 08/15/2024	$1,509,000	$1,445,811
		2,496,397
Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	671,000	645,529
Technology Hardware, Storage & Peripherals–0.27%
Apple, Inc., 3.35%, 02/09/2027	315,000	298,025
Western Digital Corp., Conv., 1.50%, 02/01/2024	2,649,000	2,617,212
		2,915,237
Telecom Tower REITs–0.17%
American Tower Corp., 1.60%, 04/15/2026	852,000	765,537
Crown Castle, Inc.,
2.50%, 07/15/2031	1,413,000	1,103,311
4.75%, 05/15/2047	46,000	35,820
		1,904,668
Tobacco–0.21%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,042,856
Philip Morris International, Inc.,
3.60%, 11/15/2023(c)	369,000	368,035
4.88%, 11/15/2043	1,102,000	919,478
		2,330,369
Trading Companies & Distributors–0.04%
Air Lease Corp., 4.25%, 09/15/2024	427,000	419,537
Transaction & Payment Processing Services–0.49%
Block, Inc., Conv., 0.13%, 03/01/2025	4,256,000	3,970,848
Fiserv, Inc., 3.80%, 10/01/2023	1,412,000	1,412,000
		5,382,848
Wireless Telecommunication Services–0.32%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042(c)	600,000	485,634
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043(c)	533,000	402,610
4.30%, 02/15/2048	1,394,000	977,771
T-Mobile USA, Inc.,
2.70%, 03/15/2032	1,074,000	840,533
3.40%, 10/15/2052	750,000	468,890
6.00%, 06/15/2054	296,000	282,345
		3,457,783
Total U.S. Dollar Denominated Bonds & Notes (Cost $252,588,553)		228,278,967
U.S. Treasury Securities–9.46%
U.S. Treasury Bills–0.01%
4.75% - 4.78%, 04/18/2024(h)(i)	128,000	124,284
Principal Amount		Value
U.S. Treasury Bonds–1.21%
4.50%, 02/15/2036	$2,636,800	$2,631,753
4.50%, 08/15/2039	36,400	35,263
4.38%, 05/15/2040	72,800	69,089
4.38%, 08/15/2043(c)	8,198,800	7,650,505
3.63%, 05/15/2053	3,373,000	2,793,529
		13,180,139
U.S. Treasury Notes–8.24%
5.00%, 08/31/2025(c)	27,335,300	27,281,911
4.63%, 09/15/2026	29,059,500	28,918,743
4.38%, 08/31/2028	19,083,000	18,895,152
4.13%, 08/31/2030	14,482,100	14,058,951
3.88%, 08/15/2033	895,000	845,775
		90,000,532
Total U.S. Treasury Securities (Cost $105,297,101)		103,304,955
Shares
Preferred Stocks–0.59%
Asset Management & Custody Banks–0.19%
AMG Capital Trust II, 5.15%, Conv. Pfd.	44,432	2,108,298
Oil & Gas Storage & Transportation–0.40%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,336,610
Total Preferred Stocks (Cost $5,687,926)		6,444,908
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.07%
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.75%, 03/15/2031	$682,000	764,796
5.50%, 02/01/2037	3	3
		764,799
Federal National Mortgage Association (FNMA)–0.00%
9.50%, 04/01/2030	111	112
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $842,448)		764,911
Shares
Money Market Funds–4.56%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(j)(k)	17,430,676	17,430,676
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(j)(k)	12,447,915	12,450,405
Invesco Treasury Portfolio, Institutional Class, 5.26%(j)(k)	19,920,772	19,920,772
Total Money Market Funds (Cost $49,800,771)		49,801,853
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.55% (Cost $967,305,768)		1,087,188,768
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.81%
Invesco Private Government Fund, 5.30%(j)(k)(l)	5,554,204	5,554,204
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.51%(j)(k)(l)	14,247,655	$14,247,655
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,803,037)		19,801,859
TOTAL INVESTMENTS IN SECURITIES–101.36% (Cost $987,108,805)		1,106,990,627
OTHER ASSETS LESS LIABILITIES—(1.36)%		(14,823,571)
NET ASSETS–100.00%		$1,092,167,056
Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $46,117,280, which represented 4.22% of the Fund’s Net Assets.
(e)	Zero coupon bond issued at a discount.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,481,130	$110,928,912	$(110,979,366)	$-	$-	$17,430,676	$603,117
Invesco Liquid Assets Portfolio, Institutional Class	12,486,521	79,234,938	(79,270,976)	1,082	(1,160)	12,450,405	439,574
Invesco Treasury Portfolio, Institutional Class	19,978,434	126,775,900	(126,833,562)	-	-	19,920,772	688,407
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,449,135	210,833,295	(229,728,226)	-	-	5,554,204	272,392*
Invesco Private Prime Fund	62,858,030	474,014,141	(522,604,913)	(1,731)	(17,872)	14,247,655	745,665*
Total	$137,253,250	$1,001,787,186	$(1,069,417,043)	$(649)	$(19,032)	$69,603,712	$2,749,155

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	9	December-2023	$(948,234)	$6,240	$6,240
U.S. Treasury 10 Year Ultra Notes	28	December-2023	(3,123,750)	77,595	77,595
Total Futures Contracts				$83,835	$83,835

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
10/27/2023	Bank of New York Mellon (The)	CAD	2,264,536	USD	1,681,993	$14,192
10/27/2023	State Street Bank & Trust Co.	CAD	3,253,496	USD	2,412,403	16,247
10/27/2023	State Street Bank & Trust Co.	EUR	7,527,322	USD	7,977,818	11,713
10/27/2023	State Street Bank & Trust Co.	GBP	13,842,508	USD	16,900,068	8,343
10/27/2023	State Street Bank & Trust Co.	USD	179,145	EUR	169,453	186
10/27/2023	State Street Bank & Trust Co.	USD	358,301	GBP	295,470	2,255
Subtotal—Appreciation						52,936
Currency Risk
10/03/2023	State Street Bank & Trust Co.	USD	774,317	CAD	1,044,377	(5,404)
Total Forward Foreign Currency Contracts						$47,532

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$666,702,424	$31,890,750	$—	$698,593,174
U.S. Dollar Denominated Bonds & Notes	—	228,278,967	—	228,278,967
U.S. Treasury Securities	—	103,304,955	—	103,304,955
Preferred Stocks	6,444,908	—	—	6,444,908
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	764,911	—	764,911
Money Market Funds	49,801,853	19,801,859	—	69,603,712
Total Investments in Securities	722,949,185	384,041,442	—	1,106,990,627
Other Investments - Assets*
Futures Contracts	83,835	—	—	83,835
Forward Foreign Currency Contracts	—	52,936	—	52,936
	83,835	52,936	—	136,771
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(5,404)	—	(5,404)
Total Other Investments	83,835	47,532	—	131,367
Total Investments	$723,033,020	$384,088,974	$—	$1,107,121,994

*	Unrealized appreciation (depreciation).
Invesco V.I. Equity and Income Fund